Cover	Oct. 07, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 07, 2026
Entity File Number	001-42629
Entity Registrant Name	FACTORIAL ENERGY INC.
Entity Central Index Key	0002049662
Entity Tax Identification Number	42-2967285
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	805 Middlesex Turnpike
Entity Address, City or Town	Billerica
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01821
City Area Code	617
Local Phone Number	315-9733
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Series A Common Stock, par value $0.00001 per share
Title of 12(b) Security	Series A Common Stock, par value $0.00001 per share
Trading Symbol	FAC
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Series A Common Stock at an exercise price of $11.50
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Series A Common Stock at an exercise price of $11.50
Trading Symbol	FACWW
Security Exchange Name	NASDAQ